CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement of Comprehensive Income [Abstract]
Change in net unrealized gains (losses) on available-for-sale securities, net of tax (provision) benefit	$ 3,050	$ 3,981	$ (5,460)